Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	350,000,000	350,000,000	250,000,000	350,000,000
Common stock, shares issued (in shares)	242,169,130	240,742,681		228,203,822
Common stock, shares outstanding (in shares)	241,414,053	240,494,594		227,774,275
Treasury Stock, Common, Shares (in shares)	755,077	248,087		429,547